CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
June 30, 2022

Security Description	Shares	Value

Common Stocks ― 98.9%
Aerospace/Defense ― 2.9%
General Dynamics Corp.	4,701	$1,040,096
L3Harris Technologies, Inc.	4,055	980,094
Lockheed Martin Corp.	2,467	1,060,711
Raytheon Technologies Corp.	6,251	600,784
Total Aerospace/Defense		3,681,685

Agriculture ― 1.5%
Altria Group, Inc.	20,720	865,474
Philip Morris International, Inc.	10,167	1,003,890
Total Agriculture		1,869,364

Auto Manufacturers ― 0.8%
Cummins, Inc.	5,123	991,454
Total Auto Manufacturers		991,454

Banks ― 8.5%
Bank of America Corp.	47,173	1,468,495
Citigroup, Inc.	30,757	1,414,514
Citizens Financial Group, Inc.	24,738	882,899
JPMorgan Chase & Co.	16,891	1,902,095
KeyCorp	52,452	903,748
Northern Trust Corp.	5,174	499,188
State Street Corp.	15,678	966,549
Truist Financial Corp.	22,090	1,047,729
Wells Fargo & Co.	40,721	1,595,042
Total Banks		10,680,259

Beverages ― 0.4%
Coca-Cola Co/The	8,128	511,332
Total Beverages		511,332

Biotechnology ― 3.3%
Amgen, Inc.	4,869	1,184,628
Biogen, Inc.*	5,256	1,071,908
Gilead Sciences, Inc.	14,817	915,839
Horizon Therapeutics Plc*	12,547	1,000,749
Total Biotechnology		4,173,124
CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security Description	Shares	Value

Chemicals ― 2.1%
Dow, Inc.	15,983	$824,883
FMC Corp.	8,591	919,323
LyondellBasell Industries NV - Class A	10,318	902,412
Total Chemicals		2,646,618

Commercial Services ― 2.0%
FleetCor Technologies, Inc.*	5,019	1,054,542
Gartner, Inc.*	2,190	529,608
Global Payments, Inc.	8,491	939,444
Total Commercial Services		2,523,594

Computers ― 1.9%
Cognizant Technology Solutions Corp. - Class A	14,849	1,002,159
Dell Technologies, Inc. - Class C	11,681	539,779
NetApp, Inc.	12,561	819,480
Total Computers		2,361,418

Distribution/Wholesale ― 0.4%
Copart, Inc.*	4,574	497,011
Total Distribution/Wholesale		497,011

Diversified Financial Services ― 4.7%
BlackRock, Inc.	1,994	1,214,426
Capital One Financial Corp.	9,167	955,110
Discover Financial Services	10,277	971,999
Intercontinental Exchange, Inc.	5,463	513,740
Synchrony Financial	30,777	850,061
T Rowe Price Group, Inc.	3,968	450,804
Visa, Inc. - Class A	4,918	968,305
Total Diversified Financial Services		5,924,445

Electric ― 3.7%
Ameren Corp.	11,572	1,045,646
American Electric Power Co., Inc.	10,559	1,013,031
CenterPoint Energy, Inc.	20,299	600,444
DTE Energy Co.	3,976	503,958
Duke Energy Corp.	9,325	999,733
Edison International	7,834	495,422
Total Electric		4,658,234

Electrical Components & Equipment ― 0.8%
Emerson Electric Co.	11,943	949,946
Total Electrical Components & Equipment		949,946

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security Description	Shares	Value

Food ― 4.0%
Albertsons Cos, Inc.	30,916	$826,076
Campbell Soup Co.	10,554	507,120
Conagra Brands, Inc.	29,939	1,025,111
Kraft Heinz Co/The	30,253	1,153,850
Kroger Co/The	9,955	471,170
Tyson Foods, Inc. - Class A	12,407	1,067,746
Total Food		5,051,073

Forest Products & Paper ― 0.7%
International Paper Co.	22,031	921,557
Total Forest Products & Paper		921,557

Health Care ― 5.3%
Abbott Laboratories	9,089	987,520
Align Technology, Inc.*	2,966	701,963
Centene Corp.*	13,437	1,136,905
HCA Healthcare, Inc.	5,086	854,753
IQVIA Holdings, Inc.*	2,529	548,768
Molina Healthcare, Inc.*	3,904	1,091,597
UnitedHealth Group, Inc.	1,006	516,712
Universal Health Services, Inc. - Class B	7,821	787,653
Total Health Care		6,625,871

Home Builders ― 0.7%
NVR, Inc.*	217	868,898
Total Home Builders		868,898

Insurance ― 3.3%
Fidelity National Financial, Inc.	25,095	927,511
Hartford Financial Services Group Inc/The	15,821	1,035,168
MetLife, Inc.	8,802	552,677
Travelers Cos, Inc./The	6,636	1,122,347
Willis Towers Watson Plc	2,589	511,043
Total Insurance		4,148,746

Internet ― 6.9%
Alphabet, Inc. - Class A*	1,004	2,187,977
Booking Holdings, Inc.*	505	883,240
eBay, Inc.	21,127	880,362
Expedia Group, Inc.*	9,843	933,412
Meta Platforms, Inc. - Class A*	5,224	842,370
Netflix, Inc.*	5,223	913,346
Pinterest, Inc. - Class A*	56,417	1,024,533
VeriSign, Inc.*	6,202	1,037,780
Total Internet		8,703,020

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security Description	Shares	Value

Lodging ― 0.4%
Marriott International Inc/MD - Class A	3,611	$491,132
Total Lodging		491,132

Machinery ― 0.8%
Westinghouse Air Brake Technologies Corp.	12,318	1,011,061
Total Machinery		1,011,061

Media ― 2.6%
Comcast Corp. - Class A	46,445	1,822,502
Liberty Broadband Corp. - Class C*	8,414	972,995
Liberty SiriusXM Group/The - Class C*	13,161	474,454
Total Media		3,269,951

Miscellaneous Manufacturing ― 3.0%
3M Co.	7,512	972,128
General Electric Co.	14,185	903,159
Parker-Hannifin Corp.	3,698	909,893
Textron, Inc.	15,669	956,906
Total Miscellaneous Manufacturing		3,742,086

Offices of Real Estate Agents and Brokers ― 0.8%
CBRE Group, Inc. - Class A*	13,748	1,011,990
Total Offices of Real Estate Agents and Brokers		1,011,990

Oil and Gas ― 7.5%
APA Corp.	12,890	449,861
ConocoPhillips	5,536	497,188
Diamondback Energy, Inc.	9,639	1,167,765
Exxon Mobil Corp.	22,440	1,921,761
Marathon Oil Corp.	21,288	478,554
Marathon Petroleum Corp.	10,808	888,526
NiSource, Inc.	18,005	530,967
Occidental Petroleum Corp.	27,832	1,638,748
Schlumberger NV	25,484	911,308
Valero Energy Corp.	8,992	955,670
Total Oil and Gas		9,440,348

Other Investment Pools and Funds ― 0.6%
Carlyle Group Inc/The	23,548	745,530
Total Other Investment Pools and Funds		745,530
CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security Description	Shares	Value

Pharmaceuticals ― 8.3%
AbbVie, Inc.	7,084	$1,084,985
Bristol-Myers Squibb Co.	20,120	1,549,240
CVS Health Corp.	16,180	1,499,239
Johnson & Johnson	9,121	1,619,069
Merck & Co., Inc.	22,536	2,054,607
Pfizer, Inc.	31,504	1,651,755
Viatris, Inc.	95,077	995,456
Total Pharmaceuticals		10,454,351

Pipelines ― 0.8%
Kinder Morgan, Inc.	59,667	1,000,019
Total Pipelines		1,000,019

Private Equity ― 0.4%
Blackstone, Inc.	4,999	456,059
Total Private Equity		456,059

Real Estate Investment Trusts (REITs) ― 5.1%
Boston Properties, Inc.	2,221	197,625
Crown Castle International Corp.	2,952	497,058
Douglas Emmett, Inc.	16,549	370,367
Essex Property Trust, Inc.	1,548	404,817
Healthpeak Properties, Inc.	16,330	423,110
Host Hotels & Resorts, Inc.	34,009	533,261
Invitation Homes, Inc.	15,000	533,700
Kilroy Realty Corp.	9,149	478,767
Lamar Advertising Co. - Class A	5,333	469,144
Mid-America Apartment Communities, Inc.	3,019	527,329
National Retail Properties, Inc.	12,140	522,020
Rayonier, Inc.	6,652	248,652
SBA Communications Corp. - Class A	1,544	494,157
Spirit Realty Capital, Inc.	5,968	225,471
STORE Capital Corp.	17,976	468,814
Total Real Estate Investment Trusts (REITs)		6,394,292

Retail ― 1.8%
Lowe's Cos, Inc.	2,425	423,575
O'Reilly Automotive, Inc.*	1,557	983,650
Walgreens Boots Alliance, Inc.	23,182	878,598
Total Retail		2,285,823

Semiconductors ― 1.8%
Broadcom, Inc.	942	457,633
Micron Technology, Inc.	14,562	804,987
QUALCOMM, Inc.	7,920	1,011,701
Total Semiconductors		2,274,321

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Security Description	Shares	Value

Software ― 7.8%
Adobe, Inc.*	2,579	$944,069
Autodesk, Inc.*	5,759	990,318
Electronic Arts, Inc.	7,735	940,963
Fidelity National Information Services, Inc.	10,398	953,185
Microsoft Corp.	3,835	984,943
MSCI, Inc.	2,217	913,736
Oracle Corp.	14,488	1,012,277
Roper Technologies, Inc.	1,279	504,757
SS&C Technologies Holdings, Inc.	17,605	1,022,322
VMware, Inc. - Class A*	8,448	962,903
Zoom Video Communications, Inc. - Class A*	5,215	563,063
Total Software		9,792,536

Telecommunications ― 1.0%
Cisco Systems, Inc.	19,054	812,463
Corning, Inc.	15,843	499,213
Total Telecommunications		1,311,676

Transportation ― 2.3%
CSX Corp.	31,819	924,660
FedEx Corp.	4,712	1,068,257
Norfolk Southern Corp.	4,157	944,845
Total Transportation		2,937,762

Total Common Stocks (Cost ― $131,501,610)		$124,406,586

Short-Term Investment ― 1.0%
First American Government Obligations Fund - Class X - 1.29% (a)	1,221,256	1,221,256
Total Short-Term Investment (Cost ― $1,221,256)		$1,221,256

Total Investments ― 99.9% (Cost ― $132,722,866)		125,627,842
Other Assets in Excess of Liabilities ― 0.1%		100,449
Total Net Assets ― 100.0%		$125,728,291

* Non-income producing security.
(a) The rate reported is the annualized seven-day yield at period end.

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
June 30, 2022

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$124,406,586	$-	$-	$124,406,586
Short-Term Investment	1,221,256	-	-	1,221,256
Total	$125,627,842	$-	$-	$125,627,842

See the Schedule of Investments for further detail of investment classifications.